Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,738,657)	$ (697,311)	$ (595,010)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and accretion	19,255	17,616	108,597
Share-based compensation	65,303	50,540	59,625
Change in operating assets and liabilities:
Prepaid expenses and deferred costs	(90,074)	(9,987)	(1,167)
Income tax receivable	(68,000)		60
Accounts payable	466,102	25
Accrued liabilities	23,922	3,000
Net cash used in operating activities	(1,322,149)	(636,117)	(427,895)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of royalty interest to GoldMining		316,214
Net cash provided by investing activities		316,214
CASH FLOWS FROM FINANCING ACTIVITIES:
Capital contribution from parent company	87,284	321,088	428,217
Withholding taxes paid on return of capital	(57,702)
Proceeds from settlement of funding commitment	1,158,143
Due to parent	183,302
Net cash provided by financing activities	1,371,027	321,088	428,217
Net change during the year	48,878	1,185	322
Balance, beginning of year	5,630	4,445	4,123
Balance, end of year	54,508	5,630	4,445
Non-cash financing activities:
Allocation of share-based compensation expense from GoldMining	$ 60,065	$ 50,540	$ 59,625